UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 56.8%
Consumer Discretionary 4.1%
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,533,285
DIRECTV Holdings LLC, 3.125%, 2/15/2016	800,000	841,830
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,213,297
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	2,000,000	2,080,000
Time Warner Cable, Inc.:
6.75%, 7/1/2018	2,180,000	2,741,108
7.5%, 4/1/2014	1,500,000	1,661,275
Time Warner Entertainment Co. LP, 8.875%, 10/1/2012	2,000,000	2,024,872
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	1,500,000	1,604,087
Videotron Ltee, 5.0%, 7/15/2022	2,000,000	2,090,000

		15,789,754
Consumer Staples 1.3%
Altria Group, Inc., 10.2%, 2/6/2039	810,000	1,403,256
CVS Caremark Corp., 6.125%, 8/15/2016	3,000,000	3,547,893

		4,951,149
Energy 6.8%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	880,000	1,055,573
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	1,500,000	1,533,728
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,135,608
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	700,000
Series M, 5.65%, 4/1/2013	830,000	854,296
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	550,000	657,759
Magellan Midstream Partners LP, 6.45%, 6/1/2014	3,587,000	3,897,749
Newfield Exploration Co., 5.75%, 1/30/2022	1,500,000	1,620,000
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,785,620
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	5,000,000	5,255,890
Plains All American Pipeline LP:
3.65%, 6/1/2022	4,510,000	4,779,157
4.25%, 9/1/2012	2,145,000	2,150,135
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	843,560

		26,269,075
Financials 36.3%
Ally Financial, Inc., 4.625%, 6/26/2015	1,500,000	1,547,628
American Express Credit Corp., 1.75%, 6/12/2015	1,530,000	1,566,611
Anglo American Capital PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,458,472
ASIF Global Financing XIX, 144A, 4.9%, 1/17/2013	5,000,000	5,042,025
Bank Nederlandse Gemeenten NV, 144A, 1.375%, 3/23/2015	1,800,000	1,812,780
Bank of America Corp.:
5.75%, 12/1/2017	3,000,000	3,311,988
5.875%, 1/5/2021	2,000,000	2,267,360
7.375%, 5/15/2014	1,940,000	2,104,947
BHP Billiton Finance U.S.A Ltd., 1.125%, 11/21/2014	770,000	779,767
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,350,199
Citigroup, Inc.:
2.25%, 8/7/2015 (a)	1,110,000	1,103,851
5.0%, 9/15/2014	1,900,000	1,979,335
5.375%, 8/9/2020	3,420,000	3,771,832
5.5%, 4/11/2013	2,710,000	2,786,815
6.01%, 1/15/2015	2,140,000	2,321,662
6.125%, 11/21/2017	1,000,000	1,142,178
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017	6,000,000	6,324,906
Credit Suisse New York, 5.0%, 5/15/2013	5,000,000	5,157,090
Deutsche Telekom International Finance BV, 144A, 2.25%, 3/6/2017	3,000,000	3,033,117
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,288,697
Ford Motor Credit Co., LLC, 2.75%, 5/15/2015	3,600,000	3,628,742
General Electric Capital Corp.:
2.1%, 1/7/2014	5,000,000	5,086,420
Series A, 6.875%, 1/10/2039	1,640,000	2,248,082
HSBC Bank U.S.A. NA, 4.625%, 4/1/2014	1,800,000	1,882,235
HSBC Finance Corp., 5.5%, 1/19/2016	2,220,000	2,440,255
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	514,779
JPMorgan Chase & Co.:
1.536% *, 9/1/2015	2,000,000	1,987,458
2.05%, 1/24/2014	3,000,000	3,046,935
5.125%, 9/15/2014	5,000,000	5,368,650
6.4%, 5/15/2038	1,670,000	2,181,808
Lloyds TSB Bank PLC, 4.2%, 3/28/2017	1,500,000	1,564,514
MBNA Corp., 5.0%, 6/15/2015	4,000,000	4,196,688
MetLife, Inc., 6.4%, 12/15/2036	800,000	835,582
Metropolitan Life Global Funding I:
144A, 2.5%, 1/11/2013	4,000,000	4,034,260
144A, 5.125%, 4/10/2013	1,670,000	1,721,438
Morgan Stanley:
Series F, 5.625%, 9/23/2019	1,410,000	1,425,156
Series F, 6.0%, 4/28/2015	2,110,000	2,235,606
NiSource Finance Corp., 5.4%, 7/15/2014	3,000,000	3,231,888
Nordea Bank AB, 144A, 1.75%, 10/4/2013	5,000,000	5,019,085
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,118,761
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	3,070,680
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,212,608
6.2%, 1/15/2015	820,000	908,107
6.2%, 11/15/2040	200,000	228,786
Royal Bank of Canada, 2.3%, 7/20/2016	1,590,000	1,655,809
Svenska Handelsbanken AB:
144A, 2.875%, 9/14/2012	2,000,000	2,004,654
144A, 4.875%, 6/10/2014	535,000	567,100
The Goldman Sachs Group, Inc.:
1.466% *, 2/7/2014	2,000,000	1,980,730
6.75%, 10/1/2037	1,370,000	1,408,548
Travelers Companies, Inc., 5.35%, 11/1/2040	330,000	421,477
U.S. Bank NA:
3.778%, 4/29/2020	5,290,000	5,562,498
6.3%, 2/4/2014	1,000,000	1,084,846
UBS AG of Stamford, 1.447% *, 1/28/2014	3,000,000	2,998,569
Wachovia Bank NA:
0.846% *, 11/3/2014	3,118,000	3,071,863
4.8%, 11/1/2014	2,017,000	2,162,440

		140,258,317
Health Care 0.4%
Express Scripts Holding Co., Inc., 6.25%, 6/15/2014	1,480,000	1,619,580
Industrials 0.8%
CSX Corp., 5.3%, 2/15/2014	803,000	854,912
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,149,820

		3,004,732
Materials 2.2%
Barrick Gold Corp., 2.9%, 5/30/2016	4,000,000	4,204,772
Dow Chemical Co., 8.55%, 5/15/2019	1,300,000	1,765,530
International Paper Co., 4.75%, 2/15/2022	2,000,000	2,249,036
Rio Tinto Alcan, Inc., 4.875%, 9/15/2012	327,000	328,601

		8,547,939
Telecommunication Services 2.8%
AT&T, Inc., 6.55%, 2/15/2039	2,400,000	3,297,084
Frontier Communications Corp., 7.875%, 4/15/2015 (b)	2,500,000	2,762,500
Verizon Communications, Inc., 8.75%, 11/1/2018	3,520,000	4,896,285

		10,955,869
Utilities 2.1%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	1,167,915
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	2,065,251
Duke Energy Corp., 6.3%, 2/1/2014	1,285,000	1,388,396
Exelon Generation Co., LLC, 144A, 4.25%, 6/15/2022	1,490,000	1,539,729
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,992,921

		8,154,212

Total Corporate Bonds (Cost $209,802,172)		219,550,627
Mortgage-Backed Securities Pass-Throughs 40.0%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 4/1/2026 until 3/1/2027 (a)	6,116,706	6,446,321
3.5%, with various maturities from 1/1/2032 until 4/1/2032	2,063,384	2,209,646
3.554% *, 5/1/2041	2,080,322	2,179,136
4.0%, with various maturities from 4/1/2040 until 4/1/2042 (a)	11,636,971	12,520,602
4.5%, with various maturities from 3/1/2026 until 3/1/2041 (a)	30,707,714	33,227,746
4.97% *, 11/1/2036	2,046,282	2,170,420
5.0%, with various maturities from 4/1/2030 until 9/1/2041	11,823,536	12,872,875
5.5%, with various maturities from 10/1/2023 until 4/1/2035 (a)	3,857,058	4,232,087
6.0%, 11/1/2038	2,965,282	3,311,502
Federal National Mortgage Association:
3.5%, with various maturities from 11/1/2025 until 10/1/2041 (a)	21,891,465	23,235,165
4.0%, with various maturities from 11/1/2026 until 6/1/2040 (a)	4,363,938	4,675,240
5.0%, with various maturities from 4/1/2019 until 11/1/2041 (a)	2,833,733	3,092,504
5.5%, with various maturities from 9/1/2019 until 4/1/2041 (a)	11,945,485	13,184,527
6.0%, with various maturities from 10/1/2022 until 9/1/2037	4,130,978	4,564,043
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	8,219,208	9,257,130
Government National Mortgage Association:
3.5%, with various maturities from 9/1/2041 until 12/1/2041 (a)	4,700,000	5,101,914
4.0%, 3/1/2041 (a)	2,300,000	2,530,359
4.5%, with various maturities from 3/1/2040 until 7/15/2040 (a)	4,719,496	5,228,087
5.0%, 2/1/2039 (a)	2,300,000	2,557,852
5.5%, 1/1/2036 (a)	600,000	670,594
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,328,881	1,483,202

Total Mortgage-Backed Securities Pass-Throughs (Cost $151,455,811)		154,750,952
Asset-Backed 0.9%
Home Equity Loans
Accredited Mortgage Loan Trust, "A2D", Series 2005-3, 0.616% *, 9/25/2035	1,130,357	1,115,991
Argent Securities, Inc., "M2", Series 2003-W2, 3.171% *, 9/25/2033	247,202	246,185
First Franklin Mortgage Loan Asset Backed Certificates:
"A2", Series 2006-FF14, 0.306% *, 10/25/2036	571,487	568,507
"A3", Series 2004-FF10, 0.786% *, 9/25/2034	1,199,036	1,165,336
GSAMP Trust, "A4", Series 2005-WMC1, 0.626% *, 9/25/2035	409,257	404,451

Total Asset-Backed (Cost $3,493,216)		3,500,470
Collateralized Mortgage Obligations 3.7%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.352% *, 9/25/2035	866,599	853,398
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.949% *, 12/15/2039	565,135	571,541
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	1,935,814	144,442
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	1,011,084	64,917
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	1,045,099	54,683
"6", Series 233, Interest Only, 4.5%, 8/15/2035	1,682,429	152,205
"CI", Series 3922, Interest Only, 4.5%, 3/15/2041	7,087,601	1,525,793
Federal National Mortgage Association:
"1", Series 396, Principal Only, Zero Coupon, 6/1/2039	832,938	801,898
"AI", Series 2012-48, Interest Only, 4.5%, 7/25/2041	11,099,894	1,946,944
"7", Series 356, Interest Only, 5.0%, 2/1/2035	2,194,719	277,865
"8", Series 356, Interest Only, 5.0%, 2/1/2035	1,749,605	223,223
"DS", Series 2012-63, Interest Only, 6.304% *, 3/25/2039	5,171,916	1,148,493
Government National Mortgage Association:
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	3,157,043	295,896
"IP", Series 2010-4, Interest Only, 5.0%, 1/16/2039	3,984,473	851,877
"CI", Series 2011-159, Interest Only, 5.0%, 6/16/2040	5,605,150	771,787
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	3,743,840	551,010
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.694% *, 10/7/2020	1,913,692	1,917,056
Structured Adjustable Rate Mortgage Loan Trust, "A3", Series 2005-6XS, 1.006% *, 3/25/2035	409,436	405,921
Vendee Mortgage Trust:
"DI", Series 2010-1, Interest Only, 0.364% *, 4/15/2040	38,993,039	814,779
"IO", Series 2011-1, Interest Only, 0.578% *, 9/15/2046	28,034,104	924,198

Total Collateralized Mortgage Obligations (Cost $15,562,889)		14,297,926
Government & Agency Obligations 8.8%
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,358,683
U.S. Treasury Obligations 8.2%
U.S. Treasury Bonds:
3.125%, 11/15/2041	1,000,000	1,115,000
3.5%, 2/15/2039	3,600,000	4,310,438
3.875%, 8/15/2040	6,400,000	8,156,998
4.5%, 5/15/2038	1,800,000	2,511,562
U.S. Treasury Inflation-Indexed Bond, 2.125%, 2/15/2041	325,336	489,884
U.S. Treasury Note, 2.125%, 8/15/2021 (b)	14,300,000	15,233,962

		31,817,844

Total Government & Agency Obligations (Cost $31,624,080)		34,176,527
Municipal Bonds and Notes 2.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	5,000,000	5,165,700
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	969,900
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,453,860
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	3,375,680

Total Municipal Bonds and Notes (Cost $10,459,158)		10,965,140
Preferred Security 0.4%
Financials
HSBC Finance Capital Trust IX, 5.911%, 11/30/2035 (Cost $1,334,717)	1,500,000	1,440,000

	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $135.0	20	10,000
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $133.0	10	18,437
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $134.0	10	10,781
10 Year U.S. Treasury Note Future, Expiration Date 9/21/2012, Strike Price $135.0	20	8,125
10 Year U.S. Treasury Note Future, Expiration Date 9/21/2012, Strike Price $134.0	20	15,938

Total Call Options Purchased (Cost $72,233)		63,281

	Shares	Value ($)
Securities Lending Collateral 2.8%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $10,609,899)	10,609,899	10,609,899
Cash Equivalents 2.1%
Central Cash Management Fund, 0.14% (c) (Cost $8,054,675)	8,054,675	8,054,675

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $442,468,850) †	118.3	457,409,497
Other Assets and Liabilities, Net	(18.3)	(70,623,705)

Net Assets	100.0	386,785,792

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

†
The cost for federal income tax purposes was $442,556,943.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $14,852,554.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,526,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,673,879.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $10,304,159, which is 2.7% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/19/2012	296	39,858,250	373,680
30 Year U.S. Treasury Bond	USD	9/19/2012	5	755,156	(2,813)
5 Year U.S. Treasury Note	USD	9/28/2012	39	4,866,469	23,057
Ultra Long U.S. Treasury Bond	USD	9/19/2012	8	1,380,000	17,184
Total net unrealized appreciation					411,108

At July 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2 Year U.S. Treasury Note	USD	9/28/2012	51	11,251,078	(10)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Corporate Bonds	$—	$219,550,627	$—	$219,550,627
Mortgage-Backed Securities Pass-Throughs	—	154,750,952	—	154,750,952
Asset-Backed	—	3,500,470	—	3,500,470
Collateralized Mortgage Obligations	—	14,297,926	—	14,297,926
Government & Agency Obligations	—	34,176,527	—	34,176,527
Municipal Bonds and Notes	—	10,965,140	—	10,965,140
Preferred Security	—	1,440,000	—	1,440,000
Short-Term Investments(e)	18,664,574	—	—	18,664,574
Derivatives(f)	477,202	—	—	477,202
Total	$19,141,776	$438,681,642	$—	$457,823,418
Liabilities
Derivatives(f)	$(2,823)	$—	$—	$(2,823)
Total	$(2,823)	$—	$—	$(2,823)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of open options purchased and unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$411,098	$(8,952)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012